Digital Assets	6 Months Ended
Jun. 30, 2026
Digital Assets [Abstract]
DIGITAL ASSETS

NOTE 9 – DIGITAL ASSETS

During 2025, the Company began executing its Solana-based digital asset treasury and infrastructure strategy. The Company’s digital assets consist of SOL, the native cryptocurrency of the Solana blockchain. The Company’s digital assets may be acquired through purchases, received as consideration in financing transactions or other arrangements, and generated through staking activities.

The Company holds digital assets through digital wallets and custody arrangements, including arrangements with third-party service providers. Certain digital assets may be subject to staking, transfer or other restrictions that limit the Company’s ability to sell, transfer or otherwise access the assets during the applicable restriction period. For restricted (locked) SOL received in the PIPE transaction and purchased using the PIPE proceeds, the restrictions are associated with the specific wallet addresses and custody arrangements through which the assets are held, and the Company’s assessment considers whether the assets were restricted at the date the Company obtained control of the assets. The Company’s digital assets are subject to risks associated with digital asset markets, including price volatility, cybersecurity risk, custody risk, validator risk, regulatory risk, liquidity risk, counterparty risk and the risk of loss or limited access due to operational or technological failures.

The following table presents the Company’s digital assets holdings (in thousands, except units) as of June 30, 2026 and December 31, 2025.

	June 30, 2026			December 31, 2025
	Units	Historical Cost	Carrying Value	Units	Historical Cost	Carrying Value
SOL	868,020	$169,669	$63,850	787,331	$157,002	$97,968
SOL, restricted	394,217	74,675	27,051	153,155	32,052	13,476
Total digital assets	1,262,237	$244,344	$90,901	940,486	$189,054	$111,444

Restricted SOL (“Locked SOL”) represents locked SOL that is subject to vesting, transfer or other contractual restrictions. The Company does not have the ability to freely transfer, sell or unstake restricted SOL until the applicable vesting or unlock conditions have been satisfied. The Company considered the nature and duration of such restrictions, the expected vesting period, the liquidity of SOL, market volatility and other relevant market participant assumptions in determining the carrying value of Restricted SOL.

The Company presents locked SOL and unlocked SOL within the digital assets in the condensed consolidated statements of financial position however, locked SOL is not available to be transferred on-chain until the applicable tranche vests. In assessing impairment for certain locked SOL in accordance with IAS 36, Impairment of Assets, the Company determined the recoverable amount based on fair value less costs of disposal. Fair value less costs of disposal was estimated using the quoted SOL market price as of the reporting date as the starting point, adjusted for a discount for lack of marketability (“DLOM”) for locked SOL held in certain custody accounts, to reflect the contractual transfer restrictions and vesting schedule. The Company’s estimate was based on a third-party valuation report that applied calculated DLOMs based on the remaining contractual restriction periods. The fair value less costs of disposal measurement was categorized within Level 2 of the fair value hierarchy for purposes of the IAS 36 impairment assessment. As of June 30, 2026, the remaining restriction periods ranged from 1 to 19 months, resulting in DLOMs ranging from 7.5% to 33.5%, with a blended DLOM of 22.76% applied to the locked SOL tranches.

Certain locked SOL vests in monthly tranches under the contractual vesting schedule, with the final tranche scheduled to vest in January 2028, while other locked SOL vest in October 2026.

The Company stakes its unrestricted and restricted SOL through validators, including the one operated by RockawayX Infra Ltd, which is related to the Company, and other third-party validators. Staked unrestricted and restricted SOL remains recognized as a digital asset of the Company when the Company retains beneficial ownership and the economic rights to the staked SOL and related staking rewards. Staking arrangements may be subject to lock-up, protocol, validator or custody restrictions, which may limit the Company’s ability to access or transfer the related SOL during the applicable unstaking period, which typically lasts up to 48-72 hours. Staking rewards are recognized in accordance with the Company’s revenue recognition and digital asset accounting policies.

The following table presents a reconciliation of our SOL activity measured at cost less accumulated impairment for the six months ended June 30, 2026 and for the year ended December 31, 2025:

	June 30,	December 31,
	2026	2025
SOL carrying value, beginning	$111,444	$-
In-kind receipts from investments	-	37,320
Reclassification of prepayment to digital assets	50,000	-
Purchases of SOL	2,200	150,001
Staking rewards	3,091	1,734
Impairment of SOL	(75,834)	(77,611)
SOL carrying value, ending	$90,901	$111,444

As of June 30, 2026, the Company held $800 of USDC for the purpose of funding future purchases of SOL. As of December 31, 2025, the Company’s USDC balance was immaterial.

	June 30, 2026
	Units	Historical Cost	Carrying Value
USDC	799,300	$800	$799